DERIVATIVE LIABILITIES (Details Narrative)	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017
Probability of future financing	100.00%
Minimum [Member]
Risk-free interest rates	1.46%
Volatility	104.00%
Minimum [Member] | Convertible Notes [Member]
Risk-free interest rates		1.45%
Volatility		104.00%
Maximum [Member]
Risk-free interest rates	1.51%
Volatility	109.00%
Maximum [Member] | Convertible Notes [Member]
Risk-free interest rates		2.13%
Volatility		110.00%
Warrants [Member]
Probability of future financing		100.00%